Income taxes (Table)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss Before Income Taxes

The following are the domestic and foreign components of the Company’s loss before income taxes:

	Year ended December 31,
	2020	2019	2018
Domestic	$(11,097)	$(27,916)	$(32,688)
Foreign	(3,513)	(5,463)	(3,373)
	$(14,610)	$(33,379)	$(36,061)

Schedule of Components of Income Taxes	The following are the domestic and foreign components of the Company’s income taxes:
	Year ended December 31,
	2020	2019	2018
Domestic	$—	$—	$—
Foreign	200	160	—
	$200	$160	$—

Schedule of Deferred Tax Assets

The principal components of the Company’s deferred tax assets are as follows:

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$29,280	$24,026
Research and development expenses carryforward	4,031	7,102
Other reserves	1,089	23
Share-based compensation	1,386	—
Operating lease liabilities	3,969	—
Issuance costs	2,316	—
	$42,071	$31,151
Deferred tax liabilities:
Operating lease ROU assets	3,609	—
Convertible notes	21,881	—
Accrued and other	84	—
Total deferred tax assets, net	16,497	31,151
Less—valuation allowance	(16,497)	(31,151)
Total deferred tax assets, net	$—	$—

Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense

d.The reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2020	2019	2018
Loss before income taxes	$(14,610)	$(33,379)	$(36,061)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	3,360	7,677	8,294
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(2,558)	(4,872)	(5,822)
Effect of entities with different tax rates	(47)	38	(56)
Non-deductible expenses	(2,964)	(3,015)	(2,736)
Impact of different tax rate on temporary differences	(119)	—	—
Excess tax benefit on stock based compensation	2,178	4	569
Other	(50)	8	(249)
Effective income taxes	$(200)	$(160)	$—